Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 11,554	$ 566,242
Restricted cash	29,175	92,694
Trade accounts receivable, net of allowance for doubtful receivables of $2,825 and $36 at December 31, 2014 and at June 30, 2015, respectively	45,863	404,656
Due from related parties (Note 4)	39,495	38,221
Vessels held for sale (Note 7)	530,640	0
Other current assets (Note 5)	18,987	125,464
Total current assets	675,714	1,227,277
FIXED ASSETS, NET:
Advances for drillships under construction and related costs (Note 6)	0	623,984
Vessels, net (Note 7)	1,416,225	2,141,617
Drilling rigs, drillships, machinery and equipment, net (Note 7)	0	6,259,747
Total fixed assets, net	1,416,225	9,025,348
OTHER NON-CURRENT ASSETS:
Investment in affiliate (Note 9)	523,067	0
Financial instruments (Note 11)	380	11,086
Other non-current assets (Note 8)	550	107,892
Total other non-current assets	523,997	118,978
Total assets	2,615,936	10,371,603
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 10)	1,001,774	1,165,021
Accounts payable and other current liabilities	14,031	97,608
Accrued liabilities	13,136	192,239
Due to related parties (Note 4)	49,220	12,717
Due to an affiliate company (Note 4)	78,306	0
Deferred revenue	1,932	123,728
Financial instruments (Note 11)	8,757	30,447
Total current liabilities	1,167,156	1,621,760
NON-CURRENT LIABILITIES
Long-term debt, net of current portion and deferred finance costs (Note 10)	0	4,352,592
Financial instruments (Note 11)	62	10,420
Deferred revenue	0	81,359
Other non-current liabilities	0	15,084
Total non-current liabilities	$ 62	$ 4,459,455
COMMITMENTS AND CONTINGENCIES (Note 14)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2014 and June 30, 2015; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred stock issued and outstanding at December 31, 2014 and June 30, 2015, respectively	$ 0	$ 0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2014 and June 30, 2015; 706,064,321 and 708,164,321 shares issued and outstanding at December 31, 2014 and June 30, 2015, respectively	7,081	7,060
Treasury stock; $0.01 par value; 36,100,000 shares at December 31, 2014 and June 30, 2015 (Note 12)	(361)	(361)
Additional paid-in capital (Note 12)	3,198,093	3,249,376
Accumulated other comprehensive income/(loss)	17	(6,622)
Accumulated deficit	(1,756,112)	(256,632)
Total DryShips Inc. stockholders' equity	1,448,718	2,992,821
Non-controlling interests (Note 18)	0	1,297,567
Total equity	1,448,718	4,290,388
Total liabilities and stockholders' equity	$ 2,615,936	$ 10,371,603